Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
Depreciation and amortization	$ 43,623	$ 41,411
Intangibles (nonamortizable)	1,874	1,874
Employee benefits	(9,072)	(13,350)
Net operating loss and other carryforwards	(2,272)	(2,167)
Other - net	29	(1,199)
Subtotal	34,182	26,569
Deferred tax assets valuation allowance	927	886
Net deferred tax liabilities	35,109	27,455
Net long-term deferred tax liabilities	36,308	28,491
Less: Net current deferred tax assets	(1,199)	(1,036)
Net deferred tax liabilities	$ 35,109	$ 27,455